Per Share Information - Additional Information (Detail) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Earnings per share [line items]
Basic and diluted net (loss) earnings	$ (4,149)	$ 658
Dividend declared per share	$ 0.08	$ 0.08
Dividends	$ 69	$ 70
Percentage of discount given to shareholders for re-investment of dividend into additional common shares	3.00%
Value of common shares issued under DRIP	$ 10	$ 8
Stock Option [member]
Earnings per share [line items]
Total equity instruments that could potentially dilute basic earnings per share in the future, but not included because anti-dilutive		7
Stock Option [member] | RSUs [member]
Earnings per share [line items]
Total equity instruments that could potentially dilute basic earnings per share in the future, but not included because anti-dilutive	8